FINANCING EXPENSE, NET	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
FINANCING EXPENSE, NET
NOTE 17       -       FINANCING EXPENSE, NET

Financing expense, net consists of the following:

	Year ended December 31,
	2018	2017	2016
Interest expense	$10,610	$12,623	$13,146
Interest income	(10,762)	(4,783)	(1,289)
Jazz Notes amortization	5,010	4,230	3,571
Changes in fair value (total level 3 changes in fair value of bank loans)	--	--	7,900
Series G Debentures amortization, related rate differences and hedging results	3,589	2,738	1,901
Exchange rate differences	1,064	6	(3,768)
Bank fees and others	3,673	633	2,888
	$13,184	$15,447	$24,349